Organization and Description of Business (Details Narrative) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	9 Months Ended
Sep. 30, 2017
Individual Lessees [Member] | Minimum [Member]
Leases expire term	1 year
Individual Lessees [Member] | Maximum [Member]
Leases expire term	3 years
Commercial Lessees [Member] | Minimum [Member]
Leases expire term	2 years
Commercial Lessees [Member] | Maximum [Member]
Leases expire term	4 years